Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Payables and Accruals [Abstract]
Trade creditors	$ 198.2	$ 273.6
Accrued interest	4.7	4.6
Accrued customer rebates	126.2	126.2
Other creditors and accruals	58.6	53.6
Total accounts payable and accrued liabilities	$ 387.7	$ 458.0